TRADE RECEIVABLES (Tables)	12 Months Ended
Feb. 28, 2017
TRADE RECEIVABLES
Schedule of Trade Receivables

The Company's allowance for doubtful accounts reflects the Company's assessment of collectability across its global customer base.

	February 28, 2017	February 29, 2016
Trade receivables	12,099	19,209
Allowance for doubtful accounts	(223)	(223)

Total trade receivables	11,876	18,986